CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost of fixed maturities	$ 27,111,874	$ 26,544,806
Cost of equity securities	903,201	617,486
Amortized cost of short-term investments	455,470	322,563
Fair value of held to maturity securities	$ 3,131,235	$ 3,262,804
Ordinary shares, shares authorized (in shares)	999,990,000	999,990,000
Ordinary shares, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares issued (in shares)	278,253,308	298,681,573
Ordinary shares, shares outstanding (in shares)	278,253,308	298,681,573